Warrants - Additional Information (Detail) (USD $)	1 Months Ended							3 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 27, 2012	Sep. 06, 2012	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 22, 2013 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 December 2012 Bridge Financing Transaction	Dec. 31, 2012 December 2012 Bridge Financing Transaction	Mar. 31, 2012 Line of Credit	Mar. 31, 2011 Line of Credit	Oct. 31, 2012 December 2011 Financing Transactions	Dec. 31, 2012 December 2011 Financing Transactions	Dec. 31, 2011 December 2011 Financing Transactions	Apr. 01, 2010 Consulting and advisory agreement	May 07, 2008 Series A Preferred Stock	Feb. 04, 2008 Series A Preferred Stock	Nov. 14, 2011 Series A Preferred Stock	Nov. 18, 2010 Series B Preferred Stock	Apr. 01, 2010 Warrant One Consulting and advisory agreement	Nov. 14, 2007 Warrant One Series A Preferred Stock	Apr. 01, 2010 Warrant Two Consulting and advisory agreement	Nov. 14, 2007 Warrant Two Series A Preferred Stock	May 07, 2008 Extended Maturity Series A Preferred Stock	Feb. 04, 2008 Extended Maturity Series A Preferred Stock	Apr. 29, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Feb. 11, 2013 John Pappajohn	Mar. 31, 2013 John Pappajohn	Dec. 31, 2012 John Pappajohn	Oct. 22, 2012 John Pappajohn	Feb. 22, 2013 John Pappajohn 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 John Pappajohn December 2012 Bridge Financing Transaction	Dec. 31, 2012 John Pappajohn December 2012 Bridge Financing Transaction	Dec. 31, 2012 John Pappajohn Debt Guarantees and Extensions	Dec. 31, 2011 John Pappajohn Debt Guarantees and Extensions	Dec. 31, 2010 John Pappajohn Debt Guarantees and Extensions	Oct. 31, 2012 John Pappajohn December 2011 Financing Transactions	Dec. 31, 2012 John Pappajohn Bridge Loan	Oct. 22, 2012 John Pappajohn Maximum	Feb. 11, 2013 John Pappajohn Minimum	Feb. 11, 2013 John Pappajohn Waived Price and Share Adjustment Provisions	Feb. 22, 2013 Mr. Oman 2012 Convertible Debt Financing Transaction	Feb. 11, 2013 Certain warrant Holders	Dec. 31, 2012 Mr. Pappajohn, Dr. Pecora and NNJCA	Oct. 31, 2012 Mr. Pappajohn and Mr. Oman 2012 Convertible Debt Financing Transaction	Dec. 31, 2012 Mr. Pappajohn and Mr. Oman 2012 Convertible Debt Financing Transaction
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants granted			4,706	28,235											2,353		15,000	60,000	20,669	112,940																			4,118			1,051,506			9,412	23,529				2,941		4,000	114,510	28,235
Fair value of warrants at the date of issue					$ 6,415,000		$ 12,854		$ 144,000					$ 221,000	$ 47,000	$ 839,000	$ 306,000	$ 1,019,000	$ 606,000	$ 1,522,000	$ 951,000	$ 65,000	$ 13,769	$ 59,671	$ 53,685	$ 328,000												$ 298,000				$ 1,555,000	$ 831,000	$ 415,000	$ 267,000	$ 837,000						$ 69,000	$ 4,090,000	$ 1,107,000
Term of warrants													10 years		10 years
Common stock warrants, exercise price					$ 4.00	$ 14.10	$ 14.10	$ 25.45	$ 25.30				$ 42.50		$ 42.50								$ 14.10	$ 14.10		$ 25.00	$ 12.50	$ 10.75	$ 14.10	$ 14.10																	$ 42.50	$ 15.00
Final IPO price to determine exercise price of the warrants																																			$ 15.00
Adjusted exercise price of warrants on initial public offerings																																			$ 15.00
Warrants to purchase common stock, issued	65,328	70,598			228,288	3,546	8,865		70,598														13,768	56,829		52,464	4,030	30,000	10,000	18,616	12,934	52,439				202,630	196,159	10,157		2,353	23,529										114,030
Price per share on equity offering									$ 10.00																									$ 10.00
Shares issuable on exercise of warrants outstanding								1,950,477	1,919,643
Number of warrants effected with adjusted exercise price								1,656,860
Weighted average exercise price of warrants																																		$ 12.05
Proceed from warrants exercised										49,999																							96,000
Warrants exercised to purchase common stock																																	24,000
Common stock per share value on warrant exercised																																	$ 4.00
Warrants to purchase common stock, recorded as discount on debt						3,191				161,000																								3,500,000
Warrants issued to a consultant for services provided									200
Warrants surrendered									193,176										37,646
Warrants amended																			75,294
Warrants, lock-up agreement period	180 days	180 days
Warrants exercised, shares									54,910	3,546
Warrants exercised, value									$ 690,227
Warrants, expired									15,164
Common stock warrants, exercise price description																																			Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him.
Aggregate shares of common stock underlying warrants								1,111,588	1,102,176	888,739	745,732	607,238																																					72,000